Amortized Cost and Fair Value of Available-for-sale and Held-to-maturity Debt Securities by Contractual Maturity (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Available-for-sale debt securities Amortized cost
Due in one year or less	¥ 13,345,014
Due after one year through five years	16,120,370
Due after five years through ten years	5,058,100
Due after ten years	1,602,821
Total	36,126,305
Available-for-sale debt securities Fair value
Due in one year or less	13,349,365
Due after one year through five years	16,166,503
Due after five years through ten years	5,115,719
Due after ten years	1,642,931
Total	36,274,518
Held-to-maturity debt securities Amortized cost
Due in one year or less	100,032
Due after one year through five years	2,900,371
Due after five years through ten years
Due after ten years
Total	3,000,403
Held-to-maturity debt securities Fair value
Due in one year or less	100,770
Due after one year through five years	2,919,574
Due after five years through ten years
Due after ten years
Total	¥ 3,020,344